Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2017
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Selling and Administrative Expenses
19.	Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Salaries	~~W~~	268,182	276,824	327,288
Expenses related to defined benefit plans		26,967	28,999	27,401
Other employee benefits		88,191	89,717	94,740
Shipping costs		199,774	191,442	214,866
Fees and commissions		191,106	192,786	197,070
Depreciation		118,719	129,225	138,711
Taxes and dues		30,958	30,523	46,317
Advertising		265,755	67,636	236,440
Warranty expenses		146,829	166,691	251,131
Rent		24,184	25,840	26,711
Insurance		10,826	11,561	12,459
Travel		24,411	23,343	27,879
Training		15,515	14,464	16,311
Others		59,468	56,342	73,181

	~~W~~	1,470,885	1,305,393	1,690,505